Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Long-term debt, net - related party	$ 6,000	$ 6,000
General Partner unit	348,570	348,570
Limited Partners - Common units issued	55,909,665	20,821,946
Limited Partners - Common units outstanding	55,039,143	20,255,707
Treasury Units	870,522	566,239